Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events:

On January 7, 2026, the Company paid the first installment of $11,175 for the Hantong shipyard contract (Note 6) for the purchase of the Newbuilding 1.

On January 8, 2026, the Huarong Hellasship Sale and Leaseback, the Huarong Patriotship Sale and Leaseback and the Huarong Iconship Sale and Leaseback became effective upon the delivery of the respective vessels to the lessors (Note 8).

On January 9, 2026, the Company paid a regular quarterly cash dividend of $0.13 per share for the third quarter of 2025 to all shareholders of record as of December 29, 2025 (Note 11).

Οn January 30, 2026, the Company entered into an agreement with Hengli Shipbuilding (Dalian) Co., Ltd. and Hengli Shipbuilding (Singapore) Pte. Ltd. for the construction of a 181,500 dwt scrubber-fitted Capesize vessel, (“Newbuilding 4”). The contract price is $75,159, with delivery expected in the third quarter of 2027. The purchase price will be paid in five installments, linked to the vessel’s construction milestones, with 45% of the purchase price payable over the next 14 months and the remaining 55% upon delivery of the vessel.

On February 6, 2026, following United exercising its right of first offer, the Company entered into an agreement with United for the disposal of the Dukeship through an 18-month bareboat charter. The charter period commenced following the delivery of the vessel on February 12, 2026. United has advanced a downpayment of $5,500 and will pay a daily charter rate of $9.5, with a purchase obligation of $22,050 at the end of the bareboat charter. A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement. Seanergy Shipmanagement undertook the technical management of the vessel with effect as of the commencement of the charter period earning a fixed management fee of $14 per month.

On February 13, 2026, the Company declared a regular quarterly cash dividend of $0.20 per common share for the fourth quarter of 2025 payable on or about April 10, 2026 to all shareholders of record as of March 27, 2026.

On February 25, 2026, the Company entered into a ten-year bareboat charter agreement with an unaffiliated third party for a Japanese newbuilding 181,500 dwt scrubber-fitted Capesize vessel, (“Newbuilding 3”), to be built in Imabari Shipbuilding Co., Ltd. The Company advanced a down payment of $3,875 upon signing of the agreement and will pay an additional down payment of $7,750 one year after the signing of the bareboat charter agreement, as well as $3,875 upon delivery of the vessel to the Company, which is expected in the first quarter of 2029. Upon the delivery of the vessel, the Company will pay a monthly charter rate of $295 over the period of the bareboat charter. The bareboat charter will bear an interest rate of 1-month term SOFR plus 2.20% per annum. Following the fifth anniversary of the bareboat charter, the Company will have continuous options to purchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement. At the end of the bareboat period, the Company will have an option to purchase the vessel for $26,970, which the Company expects to exercise.

Οn February 26, 2026, the Company entered into an agreement with an unaffiliated third party for the acquisition of a Japanese newbuilding 181,500 dwt scrubber-fitted Capesize vessel, (“Newbuilding 2”), to be built by Imabari Shipbuilding Co., Ltd. The contract price is $80,100, with delivery expected between the second and the third quarter of 2027. The purchase price will be paid in two installments. The 20% of the purchase price was paid upon the signing of the contract and the remaining 80% upon delivery of the vessel.

On March 2, 2026, the Company entered into a $26,500 sale and leaseback agreement with an affiliate of BOCL to finance the purchase option cost of the Partnership under the Chugoku Bank Sale and Leaseback. The Company sold and chartered back the vessel on a bareboat basis for a six-and-a-half-year period which commenced on March 9, 2026. The charterhire principal amortizes in twenty-six quarterly installments of $779, bearing an interest rate of 3-month term SOFR plus 1.85% per annum. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the second anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

On March 6, 2026, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 600,000 shares. On the same date, the Compensation Committee granted an aggregate of 554,100 restricted shares of common stock pursuant to the Plan. Of the total 554,100 shares issued on March 6, 2026, 313,500 shares were granted to the non-executive members of the board of directors and to the executive officers and 240,600 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $13.28. 132,650 shares vested on the date of the issuance, March 6, 2026, 168,750 shares will vest on September 7, 2026, 108,300 shares will vest on March 8, 2027 and 144,400 shares will vest on September 8, 2027.

On March 9, 2026, the Company entered into a $57,750 sale and leaseback agreement with an affiliate of BOCL for the purpose of financing the construction cost of the Newbuilding 1. Upon delivery of the vessel from the shipyard, the Company is expected to sell and charter back the vessel on a bareboat basis for an eight-year period. Under the agreement, the lessor will provide pre‑delivery financing for certain installments under the shipsales contract, with accrued interest payable in arrears on the relevant drawdown amounts. The charterhire principal will amortize in thirty-two quarterly installments of $670, bearing an interest rate of 3-month term SOFR plus 1.85% per annum. The Company will have continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the second anniversary of the bareboat charter. At the end of the bareboat charter period, if the purchase option has not been exercised, the Company will be obligated to pay a Purchase Option Premium (as defined therein) amounting to $10,000. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

On March 11, 2026, following United exercising its right of first offer, the Company agreed the main terms to sell the Squireship to United for an aggregate purchase price of $29,500. The sale is subject to entering into a memorandum of agreement and United’s financing the purchase. The vessel is expected to be delivered by mid-June 2026.